Inventories - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Inventories
Carrying amount of inventories sold	¥ 4,290,874	¥ 11,492,275	¥ 9,074,490	¥ 6,879,212
(Reversal of write-down)/write-down of inventories	1,932	40,784	25,053	(19,850)
Cost of inventories recognized in consolidated statements of profit or loss	¥ 4,292,806	¥ 11,533,059	¥ 9,099,543	¥ 6,859,362